Related Party Transactions - Schedule of dues payables to related party (Detail) - Related Party $ in Thousands	Dec. 31, 2024 USD ($)
Related Party Transaction
Vessels	$ 80
Drydocking supervision fee | KNOT Management
Related Party Transaction
Vessels	10
Equipment purchased | Knutsen Ballast Water AS
Related Party Transaction
Vessels	$ 70